3. INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ (2,551,955)	$ 77,894
Total deferred tax asset	2,551,955	77,894
Valuation allowance	(2,551,955)	(77,894)
Total Deferred tax assets